Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Machinery and equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7%
Machinery and equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	50%
Computers [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	20%
Computers [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	33%
Office furniture and equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7%
Office furniture and equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	15%
Leasehold Improvements [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	7%
Leasehold Improvements [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	10%
Printers leased to clients [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates useful life span of assets	25%